Discontinued Operations (Tables)	12 Months Ended
Feb. 29, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

February 29, 2024
Revenue	$5,006
Cost of revenue	-
Gross Profit	5,006

Salaries and benefits	28,475
Retention bonuses	528,930
Severance	62,500
Organization costs	63,600
Other income	(3,185)
Total Expenses	680,320

Loss from Discontinued Operations	$(675,314)